Schedule of inventories asset (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Supplies and spare-parts	$ 3,441	$ 2,772
Advance to suppliers		51
Total inventories	$ 3,441	$ 2,823